Related Party Transactions - Summary of Amount Due From/To Related Parties (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 Supplier	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Number of new product supplier | Supplier	1
AiFenLei Group | Prepaid Deposit
Related Party Transaction [Line Items]
Due from Related Parties, non Current | ¥		¥ 180,000